Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2025 Fund	May 30, 2024
Fidelity Advisor Freedom 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	6.67%
Past 5 years	5.81%
Past 10 years	4.96%
Fidelity Advisor Freedom 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.04%
Past 5 years	3.99%
Past 10 years	3.22%
Fidelity Advisor Freedom 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.13%
Past 5 years	4.21%
Past 10 years	3.50%
Fidelity Advisor Freedom 2025 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.34%
Past 5 years	6.27%
Past 10 years	4.95%
Fidelity Advisor Freedom 2025 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	8.95%
Past 5 years	6.04%
Past 10 years	4.94%
Fidelity Advisor Freedom 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.54%
Past 5 years	7.34%
Past 10 years	5.84%
Fidelity Advisor Freedom 2025 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	13.50%
Past 5 years	7.42%
Since Inception	5.42%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Past 10 years	6.08%

[1]	A From October 2, 2018 .